SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
SHARE-BASED COMPENSATION

13.	SHARE-BASED COMPENSATION

The Company has a stock and equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments to any employee, officer, consultant, advisor or director. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, stock grants, restricted stock units (together, “Awards”). Stock based compensation expenses are recorded as a component of general and administrative to the extent that the Company has not appointed a Compensation Committee, all rights and obligations under the Incentive Plan shall be those of the full Board of Directors. The maximum number of Awards that may be issued under the Incentive Plan shall be determined by the Compensation Committee or the Board of Directors in the absence of a Compensation Committee. Any shares subject to an Award under the Incentive Plan that are forfeited, canceled, expire unexercised, are settled in cash, or are used or withheld to satisfy tax withholding obligations, shall again be available for Awards under the Incentive Plan. Vesting of Awards will be determined by the Compensation Committee or Board of Directors in absence of one. The exercise price for Awards (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 10 years.

A summary of share-based compensation expense for the three and six months ended December 25, 2021 and December 26, 2020 is as follows:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Stock Options	$98	$1,538	$1,314	$2,546
Stock Grants for Compensation	207	(60)	541	121
Restricted Stock Grants	403	280	1,957	437

Total Share-Based Compensation	$708	$1,758	$3,812	$3,104

Stock Options

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

	Number of Stock Options	Weighted- Average Exercise Price
Balance as of June 26, 2021	14,752,960	$1.40

Granted	4,084,005	$0.28
Exercised	(1,473,534)	$(0.17)
Forfeited	(2,766,781)	$(2.11)

Balance as of December 25, 2021	14,596,650	$1.12

Stock Options Exercisable as of December 25, 2021	13,783,375	$1.07

For the three and six months ended December 25, 2021, the fair value of stock options granted with a fixed exercise price was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

Weighted-Average Risk-Free Annual Interest Rate	0.97%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	131.7%
Weighted-Average Expected Life in Years	5.00
Weighted-Average Estimated Forfeiture Rate	0.0%

Long-Term Incentive Plan (“LTIP”) Units and LLC Redeemable Units

A reconciliation of the beginning and ending balances of the LTIP Units and LLC Redeemable Units issued for compensation outstanding is as follows:

Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value
Balance as of June 26, 2021 and December 25, 2021	19,323,878	725,016	$0.52

Restricted Stock Units

A reconciliation of the beginning and ending balance of restricted stock units outstanding is as follows:

	Issued and Outstanding	Vested (1)	Weighted- Average Fair Value
Balance as of June 26, 2021	20,888,394	897,294

Granted	19,288,397	-	$0.32
Forfeiture of Restricted Stock (2)	(5,218,765)	-	$(0.37)
Redemption of Vested Stock	(9,284,306)	(9,284,306)	$(0.44)
Vesting of Restricted Stock	-	9,004,649	$0.41

Balance as of December 25, 2021	25,673,720	617,667

(1)	Restricted stock units were issued on September 24, 2021 and vests 37.5% on the first anniversary, 12.5% on the second anniversary, 37.5% on the third anniversary, and 12.5% on the fourth anniversary of the grant date.

(2)	Restricted stock units were forfeited upon resignation of certain employees prior to their vesting during the six months ended December 25, 2021.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	TOTAL	Weighted- Average Exercise Price
Balance as of June 26, 2021	259,462,609	97,430,456	356,893,065	$0.33

Issued	135,716,660	-	135,716,660	$0.29
Exercised	(8,807,605)	-	(8,807,605)	$(0.18)

Balance as of December 25, 2021	386,371,664	97,430,456	483,802,120	$0.32

The fair value of warrants exercisable for MedMen Corp Redeemable Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the date of issuance:

Weighted-Average Risk-Free Annual Interest Rate	0.13%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	92.06%
Weighted-Average Expected Life of Warrants	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of August 17, 2021:

Weighted-Average Risk-Free Annual Interest Rate	0.06%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	175.50%
Weighted-Average Expected Life of Warrants	1 year

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares. The expected life in years represents the period of time that warrants issued are expected to be outstanding. The risk-free rate was based on U.S. Treasury bills with a remaining term equal to the expected life of the warrants.

Medmen Enterprises Inc. [Member]
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

The Company has a stock and equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments to any employee, officer, consultant, advisor or director. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, stock grants, restricted stock units (together, “Awards”). Stock based compensation expenses are recorded as a component of general and administrative to the extent that the Company has not appointed a Compensation Committee, all rights and obligations under the Incentive Plan shall be those of the full Board of Directors. The maximum number of Awards that may be issued under the Incentive Plan shall be determined by the Compensation Committee or the Board of Directors in the absence of a Compensation Committee. Any shares subject to an Award under the Incentive Plan that are forfeited, canceled, expire unexercised, are settled in cash, or are used or withheld to satisfy tax withholding obligations, shall again be available for Awards under the Incentive Plan. Vesting of Awards will be determined by the Compensation Committee or Board of Directors in absence of one. The exercise price for Awards (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 10 years.

A summary of share-based compensation expense for the years ended June 26, 2021 and June 27, 2020 is as follows:

	2021	2020

Stock Options	$2,092,273	$1,876,225
Deferred Stock Units	-	484,932
LTIP Units	-	1,492,073
Stock Grants for Services	55,163	4,141,858
Restricted Stock Grants	2,197,255	3,554,968

Total Share-Based Compensation	$4,344,691	$11,065,124

On February 1, 2020, Adam Bierman resigned as Chief Executive Officer of the Company and surrendered all Class A Super Voting Shares to the Company. See “Note 20 – Shareholders’ Equity” for further information on Mr. Bierman’s Super Voting Shares. As payment of severance to Mr. Bierman, the Company will compensate Mr. Bierman in the form of securities, of which the number of issued securities and the aggregate amount is approximately 3,700,000 of which half are in Class B Subordinate Voting Shares and half are in RSUs. The RSUs have a term of 10 years and vest when the Company’s Class B Subordinate Voting Shares have a daily VWAP of at least $2.05 for 25 consecutive days. As of June 26, 2021, $475,650 was accrued in current liabilities for the amount owed to Adam Bierman related to the Super Voting Shares cancelled. This liability is to be settled in Class B Subordinate Voting Shares and RSUs. In addition, the Company amended the terms of the 9,661,939 LTIP Units held by Mr. Bierman wherein the vesting period was extended to ten years from February 1, 2020. The Company analyzed the impact of the modification on its consolidated financial statements and determined the modification did not have a significant impact on its Consolidated Statements of Operations and its Consolidated Balance Sheets as of and for the year ended June 27, 2020.

Stock Options

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

	Number of Stock Options	Weighted-Average Exercise Price

Balance as of June 29, 2019	13,538,102	$4.31

Granted	6,812,552	$1.34
Forfeited	(11,732,450)	$(2.79)

Balance as of June 27, 2020	8,618,204	$2.78

Granted	7,858,643	$0.17
Forfeited	(1,723,887)	$(2.73)

Balance as of June 26, 2021	14,752,960	$1.40

The following table summarizes the stock options that remain outstanding as of June 26, 2021:

Security Issuable	Exercise Price	Weighted Average Remaining Life in Years	Stock Options Outstanding	Stock Options Exercisable

Subordinate Voting Shares	$5.71	7.30	350,560	350,560
Subordinate Voting Shares	$4.03 - $4.05	6.99	1,829,768	1,442,084
Subordinate Voting Shares	$3.06 - $3.84	6.52	1,206,839	1,206,599
Subordinate Voting Shares	$2.02 - $2.79	5.5	2,063,936	1,106,182
Subordinate Voting Shares	$1.38 - $1.99	8.22	565,358	326,850
Subordinate Voting Shares	$0.11 - $0.53	4.64	8,736,499	937,265

			14,752,960	5,369,540

For the years ended June 26, 2021 and June 27, 2020, the fair value of stock options granted with a fixed exercise price was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	1.05%	1.60%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	116.5%	91.0%
Weighted-Average Expected Life in Years	7.50	7.50
Weighted-Average Estimated Forfeiture Rate	40.0%	40.0%

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares and the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies and beginning March 28, 2021, was solely based on the historical volatility of the Company’s Subordinate Voting Shares. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on Bank of Canada zero coupon bond with a remaining term equal to the expected life of the options. There were no stock options granted during the year ended June 26, 2021. For the year ended June 27, 2020, the fair value of stock options granted with vesting contingent upon achievement of certain price targets was determined using a Monte Carlo simulation model taking into account the fair value of the Company’s Subordinate Voting Shares on the date of grant and into the future encompassing a wide range of possible future market conditions. The following assumptions were used at the time of grant:

2020

Weighted-Average Stock Price	C$2.65
Weighted-Average Probability	6.0%
Weighted-Average Term in Years	3.0
Weighted-Average Volatility	83.3%

During the years ended June 26, 2021 and June 27, 2020, the weighted-average fair value of stock options granted was $0.17 and $0.98, respectively, per option. As of June 26, 2021 and June 27, 2020, stock options outstanding have a weighted-average remaining contractual life of 5.4 years and 7.5 years, respectively.

LTIP Units and LLC Redeemable Units

A reconciliation of the beginning and ending balances of the LTIP Units and LLC Redeemable Units issued for compensation outstanding is as follows:

			Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value

Balance as of June 29, 2019	20,882,355	725,016	$0.74

Vesting and Converted (1)(2)	(1,558,477)	-	$(3.38)

Balance as of June 27, 2020 and June 26, 2021	19,323,878	725,016	$0.52

(1)	LTIP Units and LLC Redeemable Units will vest as follows:

●	19,323,878 of the LTIP Units will vest contingent upon achievement of certain price targets in respect of the Subordinate Voting Shares, whereby one third of such aggregate LTIP Units will vest when the price of the Subordinate Voting Shares reaches C$10 in the open market, another third will vest when such share price reaches C$15 in the open market and the final third will vest when such share price reaches C$20 in the open market. Such share price will be determined as a 5-day volume weighted-average trading price on any exchange on which the Subordinate Voting Shares are traded. 9,661,939 of the LTIPs were modified to extend the vesting periods to 10 years from the modification date of February 1, 2020.

●	6,038,712 of the LTIP Units will vest as follows: (a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.

●	4,227,098 of the FV LTIP Units will vest as follows: (a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.

●	724,645 of the LTIP Units will vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2021.

(2)	For the year ended June 26, 2021 and June 27, 2020, nil and 1,558,477, respectively, of the LTIP Units were vested and converted to zero LLC Redeemable Units pursuant to the formula determined by the Third Amended and Restated LLC Agreement of MM Enterprises USA, LLC.

Restricted Stock Units

During the years ended June 26, 2021 and June 27, 2020, the Company granted an entitlement to 31,632,112 and 7,443,954, respectively, of restricted Subordinate Voting Shares to certain officers and directors. A reconciliation of the beginning and ending balance of restricted stock units outstanding is as follows:

	Issued and Outstanding	Vested (1)	Weighted-Average Fair Value

Balance as of June 29, 2019	1,018,861	2,962	$3.89

Granted	7,443,954	-	$0.73
Forfeiture of Restricted Stock (2)	(974,103)	-	$2.69
Redemption of Vested Stock	(329,548)	(329,548)	$3.14
Vesting of Restricted Stock	-	519,045	$2.28

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Granted	31,632,112	-	$0.17
Forfeiture of Restricted Stock (2)	(6,244,589)	-	$0.19
Redemption of Vested Stock	(11,658,293)	(11,658,293)	$0.21
Vesting of Restricted Stock	-	10,680,711	$0.24

Balance as of June 26, 2021	20,888,394	(785,123)	$0.24

(1)	Restricted stock units will vest as follows:

●	3,000,000 of the restricted stock units will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.

●	46,331 of the restricted stock units on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.

●	131,859 of the restricted stock units on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.

●	918,785 of the restricted stock units will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock units being fully vested on December 18, 2021.

●	23,082 of the restricted stock units will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock units being fully vested on August 28, 2019.

●	162,455 of the restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.

●	72,202 of the restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.

●	5,458,749 of the restricted stock units will vest as follows on the first anniversary of the grant date, December 10, 2020.

●	1,885,408 of the restricted stock units will vest as follows: on the second anniversary of the grant date, July 30, 2021.

●	50,181 of the restricted stock units will vest as follows: on the first anniversary of the grant date, August 26, 2020.

●	49,616 of the restricted stock units will vest as follows: on August 1, 2021.

●	28,210,512 of restricted stock units vest 37.5%, 12.5%, 37.5%, 12.5% on the 1st, 2nd, 3rd and 4th anniversary, respectively.

(2)	6,244,589 and 974,103 of the restricted stock units were forfeited upon resignation of certain employees prior to their vesting for the fiscal years ended June 26, 2021 and June 27, 2020, respectively.

Certain restricted stock units have vesting which is based on market conditions. For restricted stock units that have no market condition vesting, the fair value was determined using the trading value of the Subordinate Voting Shares on the date of grant. For the restricted stock units that have market condition vesting, these shares were valued using a Monte Carlo simulation model taking into account the trading value of the Company’s Subordinate Voting Shares on the date of grant and into the future encompassing a wide range of possible future market conditions. During the year ended June 26, 2021 and June 27, 2020, there were no restricted stock units with a market vesting condition.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	TOTAL	Weighted-Average Exercise Price

Balance as of June 29, 2019	12,999,815	17,234,540	30,234,355	$4.48

Issued	105,239,862	40,455,729	145,695,591	$0.58
Cancelled	(3,240,762)	(17,234,540)	(20,475,302)	$4.66

Balance as of June 27, 2020	114,998,915	40,455,729	155,454,644	$0.71

Issued	260,852,951	147,508,516	408,361,467	$0.21
Exercised	(8,807,607)	(50,078,066)	(58,885,673)	$0.20
Cancelled	(107,581,650)	(40,455,723)	(148,037,373)	$0.23

Balance as of June 26, 2021	259,462,609	97,430,456	356,893,065	$0.33

The following table summarizes the warrants that remain outstanding as of June 26, 2021:

Security Issuable	Exercise Price	Number of Warrants	Weighted Average Remaining Life in Years	Warrants Exercisable

MedMen Corp Redeemable Shares	$0.34	40,455,732	4.1	40,455,732
MedMen Corp Redeemable Shares	$0.20	38,345,772	4.4	38,345,772
MedMen Corp Redeemable Shares	$0.15	18,628,952	4.2	18,628,952

Total MedMen Corp Redeemable Shares		97,430,456		97,430,456

Subordinate Voting Shares	$4.29	2,039,627	0.9	2,039,627
Subordinate Voting Shares	$3.16 - $3.72	9,737,782	0.9	9,737,782
Subordinate Voting Shares	$1.01 - $1.17	3,346,161	1.4	3,346,161
Subordinate Voting Shares	$0.15 - $0.46	244,339,039	4.0	244,339,039

Total Subordinate Voting Shares		259,462,609		259,462,609

Total Warrants Outstanding		356,893,065		356,893,065

The fair value of warrants exercisable for MedMen Corp Redeemable Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the date of issuance:

	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	0.13%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	92.06%	88.19%
Weighted-Average Expected Life of Warrants	1 year	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of January 29, 2021:

Weighted-Average Risk-Free Annual Interest Rate	0.06%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	175.50%
Weighted-Average Expected Life of Warrants	1 year

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares and the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies and beginning March 28, 2021, was solely based on the historical volatility of the Company’s Subordinate Voting Shares. The expected life in years represents the period of time that warrants issued are expected to be outstanding. The risk-free rate was based on U.S. Treasury bills with a remaining term equal to the expected life of the warrants. 97,785,140 of warrants are cancelable if the Company meets certain cash flow metrics for nine consecutive months. The effects of contingent cancellation feature were included in determining the fair value of the related warrants. On April 21, 2021, the contingent cancellation feature was met and the related warrants were cancelled.

As of June 26, 2021 and June 27, 2020, warrants outstanding have a weighted-average remaining contractual life of 44.7 and 46.2 months, respectively.